Executive Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2018 COP ($) shares	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 COP ($)
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation expense	$ 706,000,000		$ 817,000,000		$ 742,000,000
Commitment payments in cash	$ 0		$ 0
CEMEX Latam Holdings, S.A [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years	4 years
Share-based compensation shares issued	258,511	258,511	172,981	172,981	271,461	271,461
Share-based compensation shares expected to be issued | shares	1,162,186
Weighted average price per granted shares		$ 12,347		$ 13,077		$ 13,423
CEMEX Holdings Philippines, Inc. [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation shares issued	0	0
Own shares repurchased | shares	871,189	871,189
CPO [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years	4 years	4 years	4 years	3 years	3 years
Share-based compensation annual grant percentage	25.00%	25.00%
Share-based compensation shares issued	49,300,000	49,300,000	53,200,000	53,200,000	53,900,000	53,900,000
Share-based compensation shares expected to be issued | shares	69,500,000
Weighted average price per granted shares	$ 13.61		$ 14.28		$ 13.79
CPO [Member] | Bottom of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage			0.00%	0.00%
CPO [Member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage			200.00%	200.00%